GENERAL (Schedule of Incorporation of Caesarstone Southeast Asia Ltd.) (Details) (Prema Asia Marketing PTE Ltd. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Oct. 01, 2011
Business Acquisition [Line Items]
Inventory		$ 50
Fixed assets		26
Goodwill		303
Total assets acquired		828
Total liabilities assumed
Net assets acquired		828
Total purchase price		828
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		133
Expected useful life	5 years
Distribution Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		254
Expected useful life	2 years
Non-Competition Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		$ 62
Expected useful life	3 years